Notes to the consolidated statements of income - Deferred income tax assets and liabilities (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	€ 471,504,000	€ 490,553,000
Total deferred tax liabilities	752,340,000	642,925,000
Net deferred tax liabilities	280,836,000	152,372,000
Trade accounts receivable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	25,090,000	19,821,000
Total deferred tax liabilities	29,596,000	18,171,000
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	70,223,000	56,672,000
Total deferred tax liabilities	12,598,000	7,401,000
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	6,980,000	6,925,000
Total deferred tax liabilities	433,228,000	410,941,000
Property, plant and equipment and other non current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	62,124,000	60,186,000
Total deferred tax liabilities	136,392,000	97,779,000
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	93,637,000	116,045,000
Total deferred tax liabilities	14,678,000	6,714,000
Pension liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	98,278,000	80,868,000
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	93,890,000	118,994,000
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,160,000	2,215,000
Total deferred tax liabilities	1,978,000	2,480,000
Compensation expense related to stock options
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,732,000	16,933,000
Insurance recoveries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	0	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	15,390,000	11,894,000
Total deferred tax liabilities	€ 123,870,000	€ 99,439,000